Shareholder Report, Average Annual Return (Details) B469077_Direxion Daily Consumer Discretionary Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	83 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Consumer Discretionary Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Consumer Discretionary Bull 3X Shares NAV
Average Annual Return, Percent	38.05%	8.14%	11.77%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	15.96%
Consumer Discretionary Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Discretionary Select Sector Index
Average Annual Return, Percent	22.90%	11.90%	13.46%